Cable and Satellite Television Distribution Rights, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cable and Satellite Television Distribution Rights [Abstract]
Schedule of Cable and Satellite Television Distribution Rights
Cable and satellite television distribution rights consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Cable and satellite television distribution rights	$2,276	2,304
Less accumulated amortization	(1,554)	(1,540)
Cable and satellite television distribution rights, net	$722	764

Cable and satellite television distribution rights consisted of the following:

	December 31,
(in millions)	2012	2011
Cable and satellite television distribution rights	$2,304	2,284
Less accumulated amortization	(1,540)	(1,379)
Cable and satellite television distribution rights, net	$764	905

Schedule of Expected Amortization Expense	As of March 31, 2013, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$130
2014	168
2015	162
2016	161
2017	111
As of December 31, 2012, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

2013	$166
2014	162
2015	159
2016	158
2017	107